CONSECO FUND GROUP

Conseco  Science  &  Technology  Fund                         Conseco  20  Fund
Conseco  Equity  Fund                                  Conseco  Large-Cap  Fund
Conseco  Balanced  Fund                  Conseco  Convertible  Securities  Fund
Conseco  High  Yield  Fund                         Conseco  Fixed  Income  Fund

                        Supplement dated October 3, 2003
                       to the Prospectus dated May 1, 2003

    ALL REFERENCES TO CONSECO CAPITAL MANAGEMENT, INC. AND CCM ARE CHANGED TO
                  40|86 ADVISORS, INC. AND 40|86, RESPECTIVELY,
                           THROUGHOUT THE PROSPECTUS.

The first paragraph/gray box insert on Page 1 is replaced in its entirety with the following:

     40|86  ADVISORS,  INC.

          40|86 Advisors, Inc., ("40|86" and f.k.a. Conseco Capital Management, Inc.), is the Investment Adviser (the "Adviser") for all of the Conseco Fund Group funds. It directly manages all Conseco fixed-income funds, and selects and supervises sub-advisers for the Conseco equity funds. 40|86 also directly manages or supervises the sub-advisers of other Conseco affiliated mutual funds. As of June 20, 2003, 40|86 had over $26 billion in assets under management.

The first paragraph of the Management of the Funds: Investment Adviser and Sub-Advisers section on Page 26 is restated as follows:

          40|86 Advisors, Inc., (the "Adviser" or "40|86" and f.k.a. Conseco Capital Management, Inc.), a registered investment adviser located at 535
     N. College Avenue, Carmel, Indiana 46032, is a wholly-owned subsidiary of Conseco, Inc., a publicly held financial services company (NYSE:CNO) that provides one of middle America's leading sources for supplemental health insurance, life insurance and annuities. As of June 20, 2003, 40|86 had over $26 billion in assets under management.

The following disclosure replaces the information for Hirouye Teshome, under the heading titled "Portfolio Managers of the Conseco Fund Group":


FUND MANAGER                 PROFESSIONAL EXPERIENCE              FUNDS
------------------------------------------------------------------------------
LEO J. DIERCKMAN         Responsible for the analysis of   Conseco Convertible
(with 40|86 since 1999)  the healthcare, tobacco, home-    Securities Fund
Second Vice President .  building, building products,
Fixed Income Research .  and restaurant industries.

                         Prior to joining 40|86 Advisors,
                         Mr. Dierckman was vice president
                         of development for Congrecare
                         Retirement Housing.
------------------------------------------------------------------------------

                        Supplement dated October 3, 2003
                   to the Statement of Additional Information
                                dated May 1, 2003

    ALL REFERENCES TO CONSECO CAPITAL MANAGEMENT, INC. AND CCM ARE CHANGED TO
                  40|86 ADVISORS, INC. AND 40|86, RESPECTIVELY,
               THROUGHOUT THE STATEMENT OF ADDITIONAL INFORMATION.

The first paragraph of the Management: Investment Adviser section on Page 43 is restated as follows:

     40|86 Advisors, Inc. ("40|86" or the "Adviser" and f.k.a. Conseco Capital Management, Inc.) is a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a publicly held financial services company (NYSE: CNO). 40|86 manages investments for Conseco, Inc., 40|86 Series Trust and other affiliated mutual funds, as well as, endowments, corporate and government pension funds, Taft-Hartley pension funds, hospitals, insurance companies, religious organizations and high net worth individuals. As of June 30, 2003, 40|86 managed more than $26 billion.

All disclosure for Maxwell E. Bublitz is removed in its entirety under the heading titled "Trustees and Officers of the Trust."

The disclosure for Gregory J. Hahn is replaced in its entirety under the heading titled "Trustees and Officers of the Trust" as follows:


NAME, ADDRESS                                     LENGTH OF        PRINCIPAL OCCUPATION(S)          NUMBER OF       OTHER
AND AGE                         POSITION(S)         TIME             DURING PAST 5 YEARS          PORTFOLIOS IN    DIRECTOR
                              HELD WITH TRUST      SERVED                                          FUND COMPLEX     SHIPS
                                                                                                   OVERSEEN BY     HELD BY
                                                                                                     TRUSTEE       TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
Gregory J. Hahn, 42**         President and     Since          Chartered Financial Analyst.      4 registered      None
11825 N. Pennsylvania Street .Trustee           December       Senior Vice President, Adviser.   investment
Carmel, IN 46032                                1996           Trustee of other investment       companies
                                                               companies managed by the          consisting of 17
                                                               Adviser.                          portfolios.
--------------------------------------------------------------------------------------------------------------------------